Submission	Sep. 04, 2026
Submission [Line Items]
Central Index Key	0001744676
Registrant Name	Tencent Music Entertainment Group
Registration File Number	333-298683
Form Type	F-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES